Discontinued Operations (Notes)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

On January 3, 2017, we completed the spin-offs of Park and HGV via a pro rata distribution to each of Hilton's stockholders of record, as of close of business on December 15, 2016, of 100 percent of the outstanding common stock of each of Park and HGV (the "Distribution"). Each Hilton stockholder received one share of Park common stock for every five shares of Hilton common stock and one share of HGV common stock for every ten shares of Hilton common stock. Following the spin-offs, Hilton did not retain any ownership interest in Park or HGV. Both Park and HGV have their common stock listed on the New York Stock Exchange under the symbols "PK" and "HGV," respectively.

In connection with the spin-offs, on January 2, 2017, Hilton entered into several agreements with Park and HGV that govern Hilton’s relationship with them following the Distribution, including the following:

Distribution Agreement

The Company entered into a Distribution Agreement with Park and HGV regarding the principal actions taken or to be taken in connection with the spin-offs. The Distribution Agreement provides for certain transfers of assets and assumptions of liabilities by each of Hilton, Park and HGV and the settlement or extinguishment of certain liabilities and other obligations among Hilton, Park and HGV. In addition to the allocation of assets and liabilities detailed in the Distribution Agreement, Hilton, Park and HGV have agreed that losses related to certain contingent liabilities (and related costs and expenses) that generally are not specifically attributable to any of the separated real estate business, the timeshare business or the retained business of Hilton will be apportioned among the parties according to fixed percentages: 65 percent, 26 percent and 9 percent for each of Hilton, Park and HGV, respectively. In addition, costs and expenses of, and indemnification obligations to, third- party professional advisors arising out of the foregoing actions also may be subject to these provisions. Subject to certain limitations and exceptions, Hilton shall generally be vested with the exclusive management and control of all matters pertaining to any such contingent liabilities, including the prosecution of any claim and the conduct of any defense. The Distribution Agreement also provides for cross-indemnities that, except as otherwise provided in the Distribution Agreement, are principally designed to place financial responsibility for the obligations and liabilities of each business with the appropriate company.

Employee Matters Agreement

The Company entered into an Employee Matters Agreement with Park and HGV that governs the respective rights, responsibilities and obligations of Hilton, Park and HGV after the spin-offs with respect to transferred employees, defined benefit pension plans, defined contribution plans, non-qualified retirement plans, employee health and welfare benefit plans, incentive plans, equity-based awards, collective bargaining agreements and other employment, compensation and benefits-related matters. Generally, other than with respect to certain specified compensation and benefit plans and liabilities, each of Park and HGV assumed or retained sponsorship of, and the liabilities relating to, compensation and benefit plans and employee-related liabilities relating to its current and former employees. Additionally, outstanding Hilton equity-based awards were equitably adjusted or converted into Park or HGV awards, as applicable, in connection with the spin-offs, and Park and HGV employees no longer actively participate in Hilton’s benefit plans or programs (other than specified compensation and benefit plans).

Tax Matters Agreement

The Company entered into a Tax Matters Agreement with Park and HGV that governs the respective rights, responsibilities and obligations of Hilton, Park and HGV after the spin-offs with respect to tax liabilities and benefits, tax attributes, tax contests and other tax sharing regarding U.S. federal, state, local and foreign income taxes, other tax matters and related tax returns. Park and HGV each continue to have several liability with Hilton to the Internal Revenue Service ("IRS") for the consolidated U.S. federal income taxes of the Hilton consolidated group relating to the taxable periods in which Park and HGV were part of that group. The Tax Matters Agreement specifies the portion, if any, of this tax liability for which Park and HGV will bear responsibility, and each party has agreed to indemnify the other two against any amounts for which they are not responsible. The Tax Matters Agreement also provides special rules for allocating tax liabilities in the event that the spin-offs are not tax-free.

The Tax Matters Agreement also provides for certain covenants that may restrict Hilton, Park or HGV’s ability to issue equity and pursue strategic or other transactions that otherwise could maximize the value of their businesses for two years after the spin-offs. These restrictions are generally inapplicable in the event that the IRS has granted a favorable ruling to Hilton, Park or HGV or in the event that Hilton, Park or HGV has received an opinion from a tax advisor that it can take such actions without adversely affecting the tax-free status of the spin-offs and related transactions.

Transition Services Agreement

The Company entered into a Transition Services Agreement (the "TSA") with Park and HGV under which Hilton or one of its affiliates will provide Park and HGV with certain services for a period of two years to help ensure an orderly transition following the Distribution. The services that Hilton agreed to provide under the TSA may include certain finance, information technology, human resources and compensation, facilities, legal and compliance and other services. The entity providing the services is compensated for any such services at agreed amounts as set forth in the TSA.

HGV License Agreement

The Company entered into a license agreement with HGV granting HGV the exclusive right, for an initial term of 100 years, to use certain Hilton marks and intellectual property in its timeshare business, subject to the terms and conditions of the agreement. HGV will pay a royalty fee of five percent of gross revenues, as defined, to Hilton quarterly in arrears, as well as specified additional fees. HGV also will pay Hilton an annual transition fee of $5 million for each of the first five years of the term and certain other fees and reimbursements. Additionally, during the term of the license agreement, HGV will participate in Hilton’s guest loyalty program, Hilton Honors.

Tax Stockholders Agreement

The Company entered into a stockholders agreement with HGV and certain entities affiliated with Blackstone intended to preserve the tax-free status of the Distribution. The Tax Stockholders Agreement provides for certain covenants that may limit issuances or repurchases of Hilton or HGV stock in excess of specified percentages, dispositions of Hilton or HGV common stock by Blackstone, and transfers of interests in certain Blackstone entities that directly or indirectly own Hilton, Park or HGV common stock. Additionally, the Tax Stockholders Agreement, which has a term of two years, may limit issuances or repurchases of stock by Hilton in excess of specified percentages.

Management and Franchise Agreements

The Company entered into management and franchise agreements with Park, whereby Park will pay agreed upon fees for various services that Hilton will provide to support the operations of their hotels, as well as royalty fees for the licensing of Hilton's hotel brands. The terms of the management agreements generally include a base management fee, calculated as three percent of gross hotel revenues or receipts, and an incentive management fee, calculated as six percent of a specified measure of hotel earnings that will be calculated in accordance with the applicable management agreement. Additionally, payroll and related costs, certain other operating costs, marketing expenses and other expenses associated with Hilton's brands and shared services will be directly reimbursed to Hilton by Park pursuant to the terms of the management and franchise agreements.

Financial Information

Prior to the spin-offs, the results of Park were reported in our ownership segment and the results of HGV were reported in our timeshare segment. Following the spin-offs, we do not have a timeshare segment, as we no longer have timeshare operations.

The following table presents the assets and liabilities of Park and HGV that were included in discontinued operations in our consolidated balance sheets:

	December 31,
	2016	2015
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$341	$76
Restricted cash and cash equivalents	160	147
Accounts receivable, net of allowance for doubtful accounts	250	212
Prepaid expenses	48	35
Inventories	527	430
Current portion of financing receivables, net	136	128
Other	16	16
Total current assets of discontinued operations (variable interest entities - $92 and $79)	1,478	1,044
Intangibles and Other Assets:
Goodwill	604	607
Management and franchise contracts, net	56	60
Other intangible assets, net	60	63
Property and equipment, net	8,589	8,708
Deferred income tax assets	35	19
Financing receivables, net	895	848
Investments in affiliates	81	99
Other	27	20
Total non-current assets of discontinued operations (variable interest entities - $405 and $326)	10,347	10,424
TOTAL ASSETS OF DISCONTINUED OPERATIONS	$11,825	$11,468
LIABILITIES
Current Liabilities:
Accounts payable, accrued expenses and other	$632	$587
Current maturities of long-term debt	65	109
Current maturities of timeshare debt	73	110
Income taxes payable	4	6
Total current liabilities of discontinued operations (variable interest entities - $81 and $113)	774	812
Long-term debt	3,437	3,948
Timeshare debt	621	392
Deferred revenues	22	32
Deferred income tax liabilities	2,797	2,755
Other	17	17
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS (variable interest entities - $506 and $369)	$7,668	$7,956

The following table presents the results of operations of Park and HGV that were included in discontinued operations in our consolidated statements of operations:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Revenues
Franchise fees	$38	$35	$22
Base and other management fees	30	27	24
Owned and leased hotels	2,674	2,637	2,463
Timeshare	1,390	1,308	1,171
Other revenues	13	13	10
Other revenues from managed and franchised properties	136	119	124
Total revenues from discontinued operations	4,281	4,139	3,814

Expenses
Owned and leased hotels	1,805	1,754	1,666
Timeshare	948	897	767
Depreciation and amortization	322	307	265
General and administrative	144	10	5
Other expenses	18	24	17
Other expenses from managed and franchised properties	136	119	124
Total expenses from discontinued operations	3,373	3,111	2,844

Gain on sales of assets, net	1	143	—

Operating income from discontinued operations	909	1,171	970

Interest expense	(193)	(198)	(202)
Gain on foreign currency transactions	3	—	—
Other non-operating income (loss), net	(20)	(10)	46

Income from discontinued operations before income taxes	699	963	814

Income tax expense	(327)	(428)	(311)

Income from discontinued operations, net of taxes	372	535	503
Income from discontinued operations attributable to noncontrolling interests, net of taxes	(6)	(7)	(4)
Income from discontinued operations attributable to Hilton stockholders, net of taxes	$366	$528	$499

The following table presents selected financial information of Park and HGV that was included in our consolidated statements of cash flows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Non-cash items included in net income:
Depreciation and amortization	$322	$307	$265
Gain on sales of assets, net	1	143	—

Investing activities:
Capital expenditures for property and equipment	$255	$243	$184
Acquisitions, net of cash acquired	—	(1,402)	—
Proceeds from asset dispositions	—	1,866	31